Provisions for Impairment of Financial Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Changes in Provision for Loan Losses Recorded on the Income
a)	The movement registered in income for the year related to allowances and impairment due to credit risk, for the years ended December 31, 2019, 2018 and 2017, is summarized as follows:

2019 – According to IFRS 9

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			instruments at	instruments at	Contingent
2019	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(507)	(423,043)	(35,031)	(279,002)	(2,223)	(9)	(25,577)	(765,392)
Income for provisions released	765	178,243	9,102	89,247	19	—	46,673	324,049
Recovery of loans previously charged-off	—	22,213	2,791	33,661	—	—	—	58,665
Net charge to income	258	(222,587)	(23,138)	(156,094)	(2,204)	(9)	21,096	(382,678)

2018 – According to IFRS 9

					Financial	Financial
	Interbank	Loans and accounts receivable from customers at amortized cost			Instruments at	instruments at	Contingent
2018	loans	Commercial	Mortgage	Consumer	FVTOCI	amortized cost	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Loss for provisions established	(344)	(634,886)	(78,185)	(562,620)	(25)	—	(14,511)	(1,290,571)	(*)
Income for provisions released	131	474,192	78,873	380,294	411	50	28,354	962,305	(*)
Recovery of loans previously charged-off	—	19,921	2,588	25,959	—	—	—	48,468
Net charge to income	(213)	(140,773)	3,276	(156,367)	386	50	13,843	(279,798)

2017 – According to IAS 39

		Loans and accounts receivable from customers
	Interbank	Commercial	Mortgage	Consumer
2017	loans	loans	loans	loans	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established
Individually assessed	(226)	(338,701)	—	—	(338,927)
Collectively assessed	—	(104,171)	(63,699)	(312,697)	(480,567)
Income (loss) for provisions established	(226)	(442,872)	(63,699)	(312,697)	(819,494)	(*)
Provisions released
Individually assessed	209	302,504	—	—	302,713
Collectively assessed	—	33,538	31,310	104,953	169,801
Income (loss) for provisions released	209	336,042	31,310	104,953	472,514	(*)
Recovery of loans previously charged-off	—	13,236	1,908	16,419	31,563
Net charge to income	(17)	(93,594)	(30,481)	(191,325)	(315,417)

(*)The amounts disclosed in the Consolidated Statements of Cash Flows are detailed below:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Charge to income for provisions established	765,392	1,290,571	819,494
Credit to income for provisions used	(324,049)	(962,305)	(472,514)
	441,343	328,266	346,980

Schedule of Established and Released Provision Amounts
a)	The detail by type of loans, analyzed collectively and individually, which were constituted and released by way of provision, is as follows:

2019 – According to IFRS 9

		As of December 31, 2019
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(423,043)	178,243	(244,800)
Mortgage		(35,031)	9,102	(25,929)
Consumer		(279,002)	89,247	(189,755)
Subtotals	10	(737,076)	276,592	(460,484)
Interbank loans, net	9	(507)	765	258
Totals		(737,583)	277,357	(460,226)

2018 – According to IFRS 9

		As of December 31, 2018
	Note	Provision established	Provision released	Totals
		MCh$	MCh$	MCh$
Commercial		(634,886)	474,192	(160,694)
Mortgage		(78,185)	78,873	688
Consumer		(562,620)	380,294	(182,326)
Subtotals	10	(1,275,691)	933,359	(342,332)
Interbank loans, net	9	(344)	131	(213)
Totals		(1,276,035)	933,490	(342,545)

2017 – According to IAS 39

		As of December 31, 2017
		Provisions established			Provisions released
	Note	Individual	Group	Totals	Individual	Group	Totals
		MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans		(338,701)	(104,171)	(442,872)	302,504	33,538	336,042
Mortgage loans		—	(63,699)	(63,699)	—	31,310	31,310
Consumer loans		—	(312,697)	(312,697)	—	104,953	104,953
Subtotals	10	(338,701)	(480,567)	(819,268)	302,504	169,801	472,305
Interbank loans, net	9	(226)	—	(226)	209	—	209
Totals		(338,927)	(480,567)	(819,494)	302,713	169,801	472,514